Summary of Material Accounting Policies (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Profit	$ (1,462,610)	$ (21,230,681)	$ 1,844,970
Net current liability	13,056,107	6,965,530	678,768
Net cash provided by/ (used in) operating activities	966,511	(2,184,930)	689,796
Cash and cash equivalents at end of financial year	2,309,303	$ 514,140	$ 121,273	$ 474,973
Total facility loan	14,000,000
Long-term debt	6,780,934
Redeemable debentures	6,000,000
Line of credit equity	$ 50,000,000
Private Warrants [Member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	479,000
Representatives warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	450,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of warrants issued	458,720
Top five customers [member]
IfrsStatementLineItems [Line Items]
Expected credit loss rate	62.40%	65.00%	59.30%